Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Details of Amounts Receivable and Allowances for Credit Losses	Details of amounts receivable and allowance for credit losses as of April 30, 2025, 2024 and 2023 are as follows:

(in thousands)	2025 $	2024 $	2023 $
Amounts receivable	4,165	3,819	3,280
Allowance for credit losses	(50)	(29)	(33)
Amounts receivable, net	4,115	3,790	3,247

Summary of Classification and Measurement of Financial Assets and Liabilities

At April 30, 2025, the Company is exposed to currency risk through the following assets and liabilities denominated in US dollars and Euros:

	Euros	US Dollars
(in thousands)	(€)	(U.S.$)
Cash	1,237	5,207
Amounts receivable	1,993	732
	3,230	5,939

Accounts payable and accrued liabilities	(1,819)	(1,872)
Deferred acquisition payments	(193)	—
Leases	(6,315)	—
	(8,327)	(1,872)

Net	(5,097)	4,067

Schedule of Contractual Cash Flow Requirements

Contractual cash flow requirements as of April 30, 2025 were as follows:

	< 1 year	1 - 2 years	2 - 5 years	>5 years	Total
(in thousands)	$	$	$	$	$
Accounts payable and accrued liabilities	5,283	—	—	—	5,283
Leases	2,695	2,692	6,733	4,514	16,634
Total	7,978	2,692	6,733	4,514	21,917